Condensed financial information of Plastec Technologies, Ltd. (Details 2) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Cash flows from operating activities
Net income/(loss)	59,823	40,035	80,880	70,212	50,404	133,314
Change in operating assets and liabilities
Net cash (used in)/provided by operating activities	247,566		158,303		216,628	261,640
Cash flows from investing activities
Net cash used in investing activities	(73,414)		(50,127)		(133,728)	(227,581)
Change flows from financing activities
Net cash provided by/(used in)financing activities	(63,118)		(72,514)		(110,180)	34,176
Net increase/(decrease) in cash and cash equivalents	111,034		35,662		(27,280)	68,235
Cash and cash equivalents, beginning of year	199,818	219,757	309,862		219,757	151,304
Cash and cash equivalents, end of year	309,862		348,901	309,862	199,818	219,757
Parent [Member]
Cash flows from operating activities
Net income/(loss)	1,077		231,116		640	(11,322)
Change in operating assets and liabilities
Prepaid expenses	574		0		(272)	(47)
Deferred offering costs	0		0		0	(230)
Accounts payable and accrued liabilities	1		239		0	0
Income tax	0		1,378		0	0
Net cash (used in)/provided by operating activities	1,652		232,733		368	(11,599)
Cash flows from investing activities
Investment to subsidiary	0		0		0	(1)
Net cash used in investing activities	0		0		0	(1)
Change flows from financing activities
Recapitalization on reverse acquisition	0		0		0	12,084
Proceeds from due to subsidiaries	0		0		65,868	148
Repayment of due to subsidiaries	(4,005)		(162,068)		0	0
Proceeds used in repurchase of shares and warrants	(2,840)		(63,404)		(92,026)	0
Cash withdrawn from trust account	0		0		0	280,852
Proceeds used in share redemption	0		0		0	(227,448)
Net cash provided by/(used in)financing activities	(6,845)		(225,472)		(26,158)	65,636
Net increase/(decrease) in cash and cash equivalents	(5,193)		7,261		(25,790)	54,036
Cash and cash equivalents, beginning of year	28,980	54,770	23,787		54,770	734
Cash and cash equivalents, end of year	23,787		31,048	23,787	28,980	54,770